UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-22801

__Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/13

Item 1. Reports to Stockholders.

NOVEMBER 30, 2013

SEMIANNUAL REPORT

A series of Franklin ETF Trust

FIXED INCOME

Franklin Short Duration U.S. Government ETF

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Contents
Semiannual Report		Financial Statements	7
Franklin Short Duration		Notes to Financial Statements	10
U.S. Government ETF	1
		Shareholder Information	19
Your Fund’s Expenses	2
Financial Highlights and
Statement of Investments	4

Semiannual Report

Franklin Short Duration U.S. Government ETF

Your Fund’s Goal and Main Investments: Franklin Short Duration U.S. Government ETF seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund targets an estimated average portfolio duration of three years or less.

Portfolio Breakdown
11/30/13
% of Total
Investments
Agency ARMs	47.1%
U.S. Agencies	30.9%
U.S. Treasuries	10.8%
TIPS	5.5%
Fixed Rate MBS	4.9%
Short-Term Investments	0.8%

Investment Strategy

We invest predominantly in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities, primarily from across multiple investment grade debt sectors, including government and government agency debt securities, Treasury Inflation-Protected Securities (TIPS), adjustable rate mortgages (ARMs) and mortgage-backed securities (MBS). When making investment decisions, we evaluate key factors including interest rates, inflation and risk premiums. Through a short duration portfolio, we seek to position the Fund to be less affected by interest rate changes than a fund with a longer duration. In addition, we may use interest rate-related derivative transactions, such as interest rate, bond, U.S. Treasury and fixed income futures contracts to obtain net long or short exposures to selected interest rates or durations. Unlike many exchange traded funds (ETFs) designed to replicate the performance of a specified index, the Fund is an actively managed ETF.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

Semiannual Report | 1

Your Fund’s Expenses

Franklin Short Duration U.S. Government ETF

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on purchases and sales of Fund shares; and
  Ongoing Fund costs, including management fees, and other Fund expenses. All ETFs have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the periods indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,000 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison Purposes

Information on the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

2 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

			Expenses Paid
			During Period*
	Beginning		Actual
	Account Value		11/4/13–11/30/13
	Actual 11/4/13	Ending Account	Hypothetical
Class A	Hypothetical 6/1/13	Value 11/30/13	6/1/13–11/30/13
Actual	$1,000.00	$1,006.30	$0.21
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.52

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.30% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 26/365 to reflect the number of days since inception.

Semiannual Report | 3

Franklin ETF Trust

Financial Highlights

Franklin Short Duration U.S. Government ETF
Period Ended
November 30, 2013[a]
(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$100.00
Income from investment operations[b]:
Net investment income[c]	0.11
Net realized and unrealized gains (losses)	0.52
Total from investment operations	0.63
Less distributions from net investment income	(0.12)
Net asset value, end of period	$100.51
Market value, end of period	$100.63

Total return (based on net asset value per share)[d]	0.63%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.50%
Expenses net of waiver and payments by affiliates	0.30%
Net investment income (loss)	1.57%

Supplemental data
Net assets, end of period (000’s)	$25,228
Portfolio turnover rate	35.50%
Portfolio turnover rate excluding mortgage dollar rolls[f]	25.53%

aFor the period November 4, 2013 (commencement of operations) to November 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. For the period ended
November 30, 2013, market value total return was 0.43%. Market value total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period.
eRatios are annualized for periods less than one year.
fSee Note 1(d) regarding mortgage dollar rolls.

4 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin ETF Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
U.S. Government & Agency Securities 49.5%
FHLB, 1.75%, 9/11/15	$250,000	$256,406
FHLB, 3.125%, 3/11/16	1,000,000	1,060,962
FHLMC, 0.50%, 5/13/16	750,000	751,277
FHLMC, 1.75%, 9/10/15	975,000	1,000,323
FHLMC, 4.75%, 1/19/16	1,500,000	1,640,328
FNMA, 0.375%, 7/05/16	1,000,000	996,258
FNMA, 4.375%, 10/15/15	1,000,000	1,075,808
FNMA, 5.00%, 2/13/17	500,000	567,595
Overseas Private Investment Corp, U.S. Govt Guaranteed, zero coupon, 11/18/16	250,000	250,200
Tennessee Valley Authority, Senior Unsecured, 5.50%, 7/18/17	500,000	578,823
[a] United States Treasury Inflation Indexed Bonds,
0.125%, 4/15/16	350,000	381,051
0.50%, 4/15/15	400,000	440,507
2.00%, 1/15/16	500,000	628,851
United States Treasury Note/Bond,
0.25%, 9/30/15	250,000	249,975
0.25%, 10/15/15	510,000	509,851
0.25%, 10/31/15	750,000	749,722
0.375%, 11/15/15	1,350,000	1,352,479
Total U.S. Government & Agency Securities (Cost $13,074,414)		12,490,416
Mortgage-Backed Securities 54.6%
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 19.5%
[b] FHLMC, 2.10%, 8/01/33	192,742	203,462
FHLMC, 2.186%, 4/01/37	103,522	109,694
FHLMC, 2.221%, 3/01/35	737,708	784,617
FHLMC, 2.241%, 8/01/34	831,117	876,527
FHLMC, 2.359%, 1/01/36	74,748	79,761
FHLMC, 2.366%, 1/01/35	33,264	35,362
FHLMC, 2.413%, 4/01/36	342,172	366,474
FHLMC, 2.45%, 3/01/35	62,947	66,956
FHLMC, 2.54%, 12/01/36	168,832	179,130
FHLMC, 2.547%, 1/01/38	123,303	131,486
FHLMC, 2.558%, 1/01/36	128,354	136,289
FHLMC, 2.573%, 6/01/41	825,759	879,721
FHLMC, 2.574%, 6/01/37	379,080	403,494
FHLMC, 2.618%, 9/01/35	449,297	477,156
FHLMC, 2.623%, 4/01/37	168,730	180,004
		4,910,133
[b] Federal National Mortgage Association (FNMA) Adjustable Rate 29.9%
FNMA, 1.894%, 2/01/33	291,164	305,302
FNMA, 1.913%, 3/01/35	829,324	878,311
FNMA, 2.08%, 6/01/35	252,633	266,486
FNMA, 2.17%, 9/01/35	250,000	263,410
FNMA, 2.31%, 9/01/35	439,004	465,928
FNMA, 2.349%, 7/01/35	666,465	706,848
FNMA, 2.375%, 10/01/33	415,486	437,363
FNMA, 2.38%, 9/01/35	300,137	319,963
FNMA, 2.404%, 2/01/35	250,000	267,646

	Semiannual Report		|	5

Franklin ETF Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
Mortgage-Backed Securities (continued)
[b] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.451%, 1/01/38	$823,249	$877,565
FNMA, 2.458%, 3/01/36	277,595	293,748
FNMA, 2.458%, 8/01/36	454,286	481,933
FNMA, 2.46%, 3/01/35	735,745	777,467
FNMA, 2.482%, 6/01/35	192,716	205,771
FNMA, 2.63%, 3/01/35	331,720	354,521
FNMA, 2.751%, 8/01/37	292,469	312,199
FNMA, 2.791%, 1/01/37	200,948	213,882
FNMA, 5.171%, 11/01/34	103,959	111,854
FNMA, 5.788%, 9/01/37	4,175	4,505
		7,544,702
Federal National Mortgage Association (FNMA) Fixed Rate 5.2%
[c] FNMA, 3.00%, 12/15/28	625,000	644,165
[c] FNMA, 3.50%, 12/15/28	625,000	658,813
		1,302,978
Total Mortgage-Backed Securities (Cost $13,052,407)		13,757,813
Total Investments before Short Term Investments (Cost $26,126,821)		26,248,229

	Shares
Short Term Investments (Cost $206,336) 0.8%
Money Market Funds 0.8%
[d,e] Institutional Fiduciary Trust Money Market Portfolio	206,336	206,336
Total Investments (Cost $26,333,157) 104.9%		26,454,565
Other Assets, less Liabilities (4.9)%		(1,226,696)
Net Assets 100.0%		$25,227,869

aPrincipal amount of security is adjusted for inflation. See Note 1(f). bThe coupon rate shown represents the rate at period end. cA portion or all of the security purchased on a to-be-announced basis (TBA). See Note 1(b). dNon-income producing. eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At November 30, 2013, the Fund had the following financial futures contracts outstanding. See Note 1(c).

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 10 Yr. Note	Short	6	$752,250	3/20/14	$—	$(296)
U.S. Treasury Bond	Short	3	392,250	3/20/14	—	(852)
Unrealized appreciation (depreciation)						(1,148)
Net unrealized appreciation (depreciation)						$(1,148)

6 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin ETF Trust

Financial Statements

Statement of Assets and Liabilities
November 30, 2013 (unaudited)

Franklin
Short Duration U.S.
Government ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$26,126,821
Cost – Sweep Money Fund (Note 7)	206,336
Total cost of investments	$26,333,157
Value – Unaffiliated issuers	$26,248,229
Value – Sweep Money Fund (Note 7)	206,336
Total value of investments	26,454,565
Cash	4,594
Receivables:
Investment securities sold	2,614,852
Interest	93,553
Due from brokers	15,202
Variation margin	1,759
Total assets	29,184,525
Liabilities:
Payables:
Investment securities purchased	3,921,921
Management fees	1,646
Distributions to shareholders	29,341
Accrued expenses and other liabilities	3,748
Total liabilities	3,956,656
Net assets, at value	$25,227,869
Net assets consist of:
Paid-in capital	$25,100,000
Undistributed net investment income (distributions in excess of net investment income)	(1,143)
Net unrealized appreciation (depreciation)	120,260
Accumulated net realized gain (loss)	8,752
Net assets, at value	$25,227,869
Shares outstanding	251,000
Net asset value per share	$100.51

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 7

Franklin ETF Trust

Financial Statements (continued)

Statement of Operations
for the period ended November 30, 2013[a] (unaudited)

Franklin
Short Duration U.S.
Government ETF
Investment income:
Interest	$33,593
Expenses:
Management fees (Note 3a)	5,277
Transfer agent fees	482
Custodian fees (Note 4)	16
Reports to shareholders	750
Professional fees	2,500
Total expenses	9,025
Expenses waived/paid by affiliates (Note 3c)	(3,630)
Net expenses	5,395
Net investment income	28,198
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	269
Futures contracts	8,483
Net realized gain (loss)	8,752
Net change in unrealized appreciation (depreciation) on investments	120,260
Net realized and unrealized gain (loss)	129,012
Net increase (decrease) in net assets resulting from operations	$157,210

[a]For the period November 4, 2013 (commencement of operations) to November 30, 2013.

8 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin ETF Trust

Financial Statements (continued)

Statement of Changes in Net Assets

Franklin Short
Duration U.S.
Government ETF
Period Ended
November 30, 2013[a]
(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$28,198
Net realized gain (loss) from investments and futures contracts	8,752
Net change in unrealized appreciation (depreciation) on investments	120,260
Net increase (decrease) in net assets resulting from operations	157,210
Distributions to shareholders from net investment income	(29,341)
Capital share transactions (Note 2)	25,100,000
Net increase (decrease) in net assets	25,227,869
Net assets:
End of period	$25,227,869
Undistributed net investment income (distributions in excess of net investment income):
End of period	$(1,143)

[a]For the period November 4, 2013 (commencement of operations) to November 30, 2013.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 9

Franklin ETF Trust

Notes to Financial Statements (unaudited)

Franklin Short Duration U.S. Government ETF

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin ETF Trust (Trust) was organized as a Delaware statutory trust on June 1, 2012. The Trust is registered under the Investment company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Short Duration U.S. Government ETF (Fund). The Trust had no operations prior to its effective date November 4, 2013, other than matters relating to its organization as an open-end management investment company with the Securities and Exchange Commission (the “SEC”), and the sale and issuance of 1,000 shares of the Fund to Franklin Resources, Inc., in exchange for a contribution of $100,000. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

10 | Semiannual Report

Franklin ETF Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Short Duration U.S. Government ETF

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a TBA Basis

The Fund purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Semiannual Report | 11

Franklin ETF Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Short Duration U.S. Government ETF

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable on the Statement of Assets and Liabilities.

See Note 8 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

12 | Semiannual Report

Franklin ETF Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Short Duration U.S. Government ETF

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

Semiannual Report | 13

Franklin ETF Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Short Duration U.S. Government ETF

2. SHARES OF BENEFICIAL INTEREST

Shares of the Fund are issued and redeemed at their respective net asset value (NAV) only in blocks of 25,000 shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period all Creations Unit transactions were made in cash.

For Creation Unit transactions, a transaction fee of $500 is charged to offset the transfer and other transaction costs associated with the issuance or redemption of Creation Units. The Creation Unit transaction fee is charged to the Authorized Participant that is transacting in Creation Units regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant.

In addition, for cash Creation Unit transactions, a variable fee of up to 3.00% for creation transactions and 2.00% for redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. During the period no variable fees were charged.

At November 30, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

                                                                              Period Ended
                                                                            November 30, 2013a

	Shares	Amount
Shares sold	251,000	$25,100,000
Net increase	251,000	$25,100,000

aFor the period November 4, 2013 (commencement of operations) to November 30, 2013.

14 | Semiannual Report

Franklin ETF Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Short Duration U.S. Government ETF

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) of the Fund does not exceed 0.30% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until May 31, 2015.

d. Other Affiliated Transactions

At November 30, 2013, Franklin Resources, Inc. owned 100% of the Fund’s outstanding shares.

Investment activities of this shareholder could have a material impact on the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2013, there were no credits earned.

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Franklin ETF Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Short Duration U.S. Government ETF

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments	$26,333,157

Unrealized appreciation	$133,019
Unrealized (depreciation)	(11,611)
Net unrealized appreciation	$121,408

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2013, aggregated $35,445,025 and $9,317,926, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. OTHER DERIVATIVE INFORMATION

At November 30, 2013, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value		Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount		Liabilities Location	Amount
Interest rate contracts	Variation margin	$1,759	[a]	Net assets consist of – net
unrealized appreciation
				(depreciation)	$(1,148)[a]

aIncludes cumulative appreciation (depreciation) of futures contracts as reported separately in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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Franklin ETF Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Short Duration U.S. Government ETF

8. OTHER DERIVATIVE INFORMATION (continued)

For the period ended November 30, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as	Statement of Operations	Gain (Loss)	(Depreciation)
Hedging Instruments	Locations	for the Period	for the Period
Interest rate contracts	Net realized gain (loss) on futures contracts	$8,483	$(1,148)

For the period ended November 30, 2013, the average month end market value of derivatives represented less than 0.01% of average month end net assets. The average month end number of open derivative contracts for the period was 9.

See Note 1(c) regarding derivative financial instruments.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 17

Franklin ETF Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Short Duration U.S. Government ETF

9. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of November 30, 2013 in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government & Agency Securities	$—	$12,490,416	$—	$12,490,416
Mortgage-Backed Securities	—	13,757,813	—	13,757,813
Short Term Investments	206,336	—	—	206,336
Total Investments	$206,336	$26,248,229	$—	$26,454,565
Liabilities:
Financial Futures Contracts	$1,148	$—	$—	$1,148

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Franklin ETF Trust

Shareholder Information

Franklin Short Duration U.S. Government ETF

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at etf.franklintempleton.com.

Semiannual Report | 19

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF Trust

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2014

By /s/GASTON GARDEY

Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  January 27, 2014